TAXATION - Prepaid other taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
TAXATION
Total		Rp 5,908	Rp 4,785
Current portion	$ (209)	(2,833)	(2,621)
Non-current portion (Note 11)		3,075	2,164
The company
TAXATION
Value Added Tax (“VAT”)		1,967	1,410
Article 19 - Revaluation of fixed assets (Note 28h)			538
Article 22 - Withholding tax on goods delivery and import		1
Article 23 - Withholding tax on services delivery		44
Subsidiaries
TAXATION
Value Added Tax (“VAT”)		3,879	2,785
Article 23 - Withholding tax on services delivery		Rp 17	Rp 52